UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 03/31/2026

Date of reporting period: 09/30/2025

Item 1. Reports to Stockholders.

(a)

Port Street Quality Growth Fund
Institutional Class | PSQGX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Port Street Quality Growth Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://portstreetinvest.com/about-the-fund. You can also request this information by contacting us at 1-855-369-6220.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$51	0.97%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$189,748,712
Number of Holdings	25
Net Advisory Fee	$632,918
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	25.7%
Alphabet, Inc.	6.3%
Microsoft Corp.	5.3%
Berkshire Hathaway, Inc. - Class B	4.5%
Medtronic plc	4.2%
Unilever plc	4.1%
Walt Disney Co.	3.6%
Novo Nordisk	3.2%
Johnson & Johnson	2.9%
Roche Holding AG	2.9%

Top Sectors	(%)
U.S. Government Issued	25.7%
Health Care	14.9%
Information Technology	12.1%
Communication Services	9.9%
Consumer Staples	7.6%
Industrials	6.1%
Financials	5.9%
Consumer Discretionary	3.5%
Cash & Other	14.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://portstreetinvest.com/about-the-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Port Street Investments LLC documents not be householded, please contact Port Street Investments LLC at 1-855-369-6220, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Port Street Investments LLC or your financial intermediary.
Port Street Quality Growth Fund	PAGE 1	TSR-SAR-56166Y529

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Port Street Quality Growth Fund
Core Financial Statements
September 30, 2025

PORT STREET QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 60.0%
Communication Services - 9.9%
Alphabet, Inc. - Class A	49,501	$12,033,693
Walt Disney Co.	59,845	6,852,253
		18,885,946
Consumer Discretionary - 3.5%
Home Depot, Inc.	8,306	3,365,508
Starbucks Corp.	38,200	3,231,720
		6,597,228
Consumer Staples - 7.6%
Diageo PLC - ADR	24,293	2,318,281
PepsiCo, Inc.	13,354	1,875,436
Procter & Gamble Co.	15,700	2,412,305
Unilever PLC - ADR	132,705	7,866,752
		14,472,774
Financials - 5.9%
Berkshire Hathaway, Inc. - Class B(a)	16,889	8,490,776
Visa, Inc. - Class A	7,733	2,639,891
		11,130,667
Health Care - 14.9%
Eli Lilly & Co.	4,358	3,325,154
Johnson & Johnson	29,900	5,544,058
Medtronic PLC	83,200	7,923,968
Novo Nordisk - ADR	110,441	6,128,371
Roche Holding AG - ADR	130,352	5,450,017
		28,371,568
Industrials - 6.1%
CH Robinson Worldwide, Inc.	23,251	3,078,433
General Dynamics Corp.	15,006	5,117,046
RTX Corp.	19,876	3,325,851
		11,521,330
Information Technology - 12.1%
Accenture PLC - Class A	11,262	2,777,209
ASML Holding NV	4,809	4,655,545
Microsoft Corp.	19,504	10,102,097
Oracle Corp.	19,133	5,380,965
		22,915,816
TOTAL COMMON STOCKS (Cost $65,105,065)		113,895,329

	Par	Value
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 25.7%
4.22%, 10/30/2025(b)	$17,000,000	$16,944,673
4.20%, 11/18/2025(b)	17,000,000	16,909,648
4.09%, 12/26/2025(b)	15,000,000	14,862,042
TOTAL U.S. TREASURY BILLS (Cost $48,704,520)		48,716,363
TOTAL INVESTMENTS - 85.7% (Cost $113,809,585)		$162,611,692
Other Assets in Excess of Liabilities - 14.3%		27,137,020
TOTAL NET ASSETS - 100.0%		$189,748,712

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

Port Street Quality Growth Fund
Statement of Assets and Liabilities
September 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$162,611,692
Cash	27,198,570
Dividend tax reclaims receivable	147,308
Dividends receivable	58,720
Receivable for fund shares sold	25,614
Prepaid expenses and other assets	4,453
Total assets	190,046,357
LIABILITIES:
Payable to adviser	106,491
Payable for capital shares redeemed	76,900
Payable for fund administration and accounting fees	45,947
Payable for transfer agent fees and expenses	15,140
Payable for shareholder servicing fees	9,477
Payable for compliance fees	5,253
Payable for custodian fees	3,025
Payable for expenses and other liabilities	35,412
Total liabilities	297,645
NET ASSETS	$ 189,748,712
NET ASSETS CONSISTS OF:
Paid-in capital	$117,357,591
Total distributable earnings	72,391,121
Total net assets	$ 189,748,712
Institutional Class
Net assets	$ 189,748,712
Shares issued and outstanding(a)	10,231,525
Net asset value per share	$18.55
Cost:
Investments, at cost	$113,809,585

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

Port Street Quality Growth Fund
Statement of Operations
For the Period Ended September 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$903,732
Less: Issuance fees	(11,019)
Less: Dividend withholding taxes	(13,404)
Interest income	1,349,828
Total investment income	2,229,137
EXPENSES:
Investment advisory fee (see Note 4)	766,286
Fund administration and accounting fees (see note 4)	87,261
Shareholder service costs (see Note 5)	60,043
Transfer agent fees (see Note 4)	32,038
Federal and state registration fees	26,110
Trustees’ fees (see Note 4)	11,302
Audit fees	10,998
Custodian fees (see Note 4)	10,709
Compliance fees (see Note 4)	10,431
Legal fees	5,487
Reports to shareholders	5,320
Other expenses and fees	6,108
Total expenses	1,032,093
Expense reimbursement by Adviser	(133,368)
Net expenses	898,725
NET INVESTMENT INCOME	1,330,412
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	13,180,050
Net realized gain	13,180,050
Net change in unrealized appreciation (depreciation) on:
Investments	946,289
Net change in unrealized appreciation (depreciation)	946,289
Net realized and unrealized gain	14,126,339
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 15,456,751

The accompanying notes are an integral part of these financial statements.

3

PORT STREET QUALITY GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income	$1,330,412	$3,102,890
Net realized gain	13,180,050	12,580,993
Net change in unrealized appreciation (depreciation)	946,289	(6,424,787)
Net increase in net assets from operations	15,456,751	9,259,096
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	—	(6,440,717)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	4,692,586	19,809,424
Shares issued in reinvestment of distributions - Institutional Class	—	4,567,701
Shares redeemed - Institutional Class	(15,912,265)	(68,109,071)
Net decrease in net assets from capital transactions	(11,219,679)	(43,731,946)
Net increase (decrease) in net assets	4,237,072	(40,913,567)
NET ASSETS:
Beginning of the period	185,511,640	226,425,207
End of the period	$189,748,712	$185,511,640
SHARES TRANSACTIONS
Shares sold - Institutional Class	268,162	1,143,228
Shares issued in reinvestment of distributions - Institutional Class	—	262,060
Shares redeemed - Institutional Class	(911,346)	(3,878,643)
Total decrease in shares outstanding	(643,184)	(2,473,355)

The accompanying notes are an integral part of these financial statements.

4

PORT STREET QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$17.06	$16.96	$15.80	$16.61	$15.76	$12.91
INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.26	0.29	0.13	0.00(b)	0.00(b)
Net realized and unrealized gain (loss) on investments(c)	1.36	0.41	1.50	(0.59)	1.18	3.14
Total from investment operations	1.49	0.67	1.79	(0.46)	1.18	3.14
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.31)	(0.26)	(0.07)	0.00(b)	(0.02)
Net realized gains	—	(0.26)	(0.37)	(0.28)	(0.33)	(0.27)
Total distributions	—	(0.57)	(0.63)	(0.35)	(0.33)	(0.29)
Net asset value, end of period	$18.55	$17.06	$16.96	$15.80	$16.61	$15.76
Total return	8.73%(d)	3.85%	11.50%	−2.67%	7.42%	24.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$189,749	$185,500	$226,400	$203,500	$210,000	$181,600
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.11%(e)	1.10%	1.09%	1.09%	1.09%	1.13%
After expense reimbursement/ recoupment	0.97%(e)	0.97%	0.97%	0.97%	0.97%	0.97%
Ratio of net investment income to average net assets	1.44%(e)	1.46%	1.75%	0.82%	0.01%	0.00%(f)
Portfolio turnover rate(d)	2%(d)	7%	14%	9%	9%	14%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

5

Port Street Quality Growth Fund
Notes to the Financial Statements
September 30, 2025 (Unaudited)
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Port Street Quality Growth Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The objective investment of the Fund is total return. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund commenced operations on April 1, 2014. The Fund currently offers an Institutional Class. Institutional Class shares are subject to a maximum 0.10% shareholder service fee. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended September 30, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended September 30, 2025, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for the tax years prior to the fiscal year ended March 31, 2022.
Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.
Expenses – Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between funds of the Trust, or by other equitable means.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and

6

Port Street Quality Growth Fund
Notes to the Financial Statements
September 30, 2025 (Unaudited)(Continued)
performance are regularly monitored and assessed by senior leadership at the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and may include money market fund accounts. These balances may exceed FDIC insured limits.
3. SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their NAV per share and are categorized in Level 1 of the fair value hierarchy. U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
Equity Securities – Equity securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices, or last trade is used, these securities are categorized in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Port Street Investments, LLC (the “Adviser”) as its Valuation Designee to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

7

Port Street Quality Growth Fund
Notes to the Financial Statements
September 30, 2025 (Unaudited)(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$113,895,329	$—	$ —	$113,895,329
Short-Term Investments	—	48,716,363	—	48,716,363
Total Investments in Securities	$113,895,329	$48,716,363	$—	$162,611,692

Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% on the first $100 million of the Fund’s average daily net assets, 0.80% on the next $150 million of the Fund’s average daily net assets, 0.75% on the next $500 million of the Fund’s average daily net assets, and 0.70% on the Fund’s average daily net assets over $750 million.
The Adviser has engaged Saratoga Research & Investment Management (the “Sub-Adviser”) as the Sub-Adviser to the Fund. Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to the Sub-Adviser by the Adviser.
The Adviser has contractually agreed to waive its management fees, and pay Fund expenses, in order to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, dividends paid on short sales, brokerage commissions and extraordinary expenses) for the Fund do not exceed 0.97% of the Fund’s average daily net assets (the “Expense Cap”). After July 29, 2026, the Expense Cap for the Fund will be 1.15%, unless renewed by the Adviser for another year. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated within a year of the effective date of the Fund’s prospectus. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the board. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
September 2025 – March 2026	$119,378
April 2026 – March 2027	$258,258
April 2027 – March 2028	$276,782
April 2028 – September 2028	$133,368

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees incurred by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended September 30, 2025, are disclosed in the Statement of Operations.

8

Port Street Quality Growth Fund
Notes to the Financial Statements
September 30, 2025 (Unaudited)(Continued)
5. SHAREHOLDER SERVICING FEES
The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay a servicing fee at a maximum annual rate of 0.10% of the average daily net assets of the Institutional Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing other personal services to shareholders as the Fund may reasonably request. For the period ended September 30, 2025, the Fund incurred $60,043 in shareholder servicing fees under the Agreement.
6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended September 30, 2025, were as follows:

	Purchases	Sales
U.S. Government Securities	$—	$—
Other Securities	$2,169,776	$ 33,061,778

7. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at March 31, 2025, the Fund’s most recently completed fiscal year end, were as follows:

Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation	Federal Income Tax Cost
$51,328,148	$(3,503,387)	$47,824,761	$ 132,589,392

Any difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the differences in tax treatment of wash sales.
At March 31, 2025, components of distributable earnings on a tax-basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Gain	Net Unrealized Appreciation	Total Distributable Earnings
$1,170,342	$7,939,266	$1	$47,824,761	$ 56,934,370

As of March 31, 2025, the Fund’s most recently completed fiscal year end, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended March 31, 2025, the Fund did not defer any qualified late year losses.
There were no distributions paid during the period ended September 30, 2025.

9

Port Street Quality Growth Fund
Notes to the Financial Statements
September 30, 2025 (Unaudited)(Continued)
The tax character of distributions paid during the year ended March 31, 2025 were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$3,752,968	$2,687,749	$6,440,717

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
8. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2025, Charles Schwab & Co., Inc., for the benefit of its customers, owned 30.26% of the outstanding shares of the Fund.

10

PORT STREET QUALITY GROWTH FUND
ADDITIONAL INFORMATION
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-282-2386.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-369-6220. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-282-2386, or (2) on the SEC’s website at www.sec.gov.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See Item 7(a).
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

11

INVESTMENT ADVISER
Port Street Investments, LLC
24 Corporate Plaza, Suite 150
Newport Beach, CA 92660
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive. Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-369-6220.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	December 3, 2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	December 3, 2025

* Print the name and title of each signing officer under his or her signature.